Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000029067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Without Sales Load [Member] | C000029067
Average Annual Return [Line Items]
Average Annual Return, Percent		11.45%	3.28%	2.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.04%)	1.64%